TAXES ON INCOME - Disclosure of detailed information about reconciliation of tax expense and accounting profit (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Income (loss) before income tax	$ (28,472)	$ (7,329)
Statutory tax rate in Canada	26.50%	26.50%
Statutory tax rate in Canada	$ (7,545)	$ (1,942)
Statutory tax rate in Canada
Non-deductible expenses for tax purposes	6,306	1,489
Effect of different tax rate of subsidiaries	161	104
Adjustments in respect of current income tax of previous years	303	78
Recognition of tax benefit in respect of losses of previous years	(830)	0
Unrecognized tax benefit in respect of loss for the year	1,771	315
Other adjustments	96	46
Income tax expense (benefit)	$ 262	$ 90